Rental expense and commitments	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements [Abstract]
Commitments Disclosure [Text Block]

Note 39 – Rental expense and commitments

At December 31, 2014, the Corporation was obligated under a number of non-cancelable leases for land, buildings, and equipment which require rentals as follows:

Year	Minimum payments[1]
(In thousands)
2015	$56,129
2016	27,699
2017	22,225
2018	18,537
2019	16,603
Later years	114,379
$255,572

[1] Minimum payments have not been reduced by minimum non-cancelable sublease rentals due in the future of $3.7 million at December 31, 2014.

Total rental expense for all operating leases, except those with terms of a month or less that were not renewed, for the year ended December 31, 2014 was $ 35.0 million (2013 - $ 40.3 million; 2012 - $ 44.3 million), which is included in net occupancy, equipment and communication expenses, according to their nature.